Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Financial Instruments Carried at Fair Value
The following table presents the financial instruments carried at fair value as of December 31, 2013 and December 31, 2012, by consolidated balance sheet caption and by valuation hierarchy, as described above:

	December 31, 2013				December 31, 2012
	Level 1	Level 2	Level 3	Total Carrying Value	Level 1	Level 2	Level 3	Total Carrying Value
	(Millions)
Current assets (a):
Commodity derivatives	$—	$14	$65	$79	$—	$9	$40	$49
Short-term investments (b)	$9	$—	$—	$9	$2	$—	$—	$2
Long-term assets (c):
Commodity derivatives	$—	$12	$75	$87	$—	$5	$65	$70
Current liabilities (d):
Commodity derivatives	$—	$(26)	$—	$(26)	$—	$(26)	$(1)	$(27)
Interest rate derivatives	$—	$(2)	$—	$(2)	$—	$(4)	$—	$(4)
Long-term liabilities (e):
Commodity derivatives	$—	$(1)	$—	$(1)	$—	$(6)	$—	$(6)
Interest rate derivatives	$—	$—	$—	$—	$—	$(2)	$—	$(2)

(a)	Included in current unrealized gains on derivative instruments in our consolidated balance sheets.

(b)	Includes short-term money market securities included in cash and cash equivalents in our consolidated balance sheets.

(c)	Included in long-term unrealized gains on derivative instruments in our consolidated balance sheets.

(d)	Included in current unrealized losses on derivative instruments in our consolidated balance sheets.

(e)	Included in long-term unrealized losses on derivative instruments in our consolidated balance sheets.

Condensed Consolidated Balance Sheets for Derivative Financial Instruments

	Commodity Derivative Instruments
	Current Assets	Long- Term Assets	Current Liabilities	Long- Term Liabilities
	(Millions)
Year ended December 31, 2013 (a):
Beginning balance	$40	$65	$(1)	$—
Net realized and unrealized gains (losses) included in earnings (c)	42	(50)	—	—
Transfers into Level 3 (b)	—	—	—
Transfers out of Level 3 (b)	(1)	(2)	1	—
Settlements	(40)	—	—	—
Purchases	24	62	—	—
Ending balance	$65	$75	$—	$—
Net unrealized gains (losses) still held included in earnings (c)	$41	$(50)	$—	$—
Year ended December 31, 2012 (a):
Beginning balance	$1	$1	$(1)	$—
Net realized and unrealized gains included in earnings (c)	14	2	—	—
Transfers into Level 3 (b)	—	—	—	—
Transfers out of Level 3 (b)	—	—	—	—
Settlements	(2)	—	—	—
Purchases	27	62	—	—
Ending balance	$40	$65	$(1)	$—
Net unrealized gains still held included in earnings (c)	$13	$2	$—	$—

(a)	There were no issuances or sales of derivatives for the years ended December 31, 2013 and 2012.

(b)	Amounts transferred in and amounts transferred out are reflected at fair value as of the end of the period.

(c)
Represents the amount of total gains or losses for the year, included in gains or losses from commodity derivative activity, net, attributable to changes in unrealized gains or losses relating to assets and liabilities classified as Level 3.

Schedule of Valuation Processes

	December 31, 2013
Product Group	Fair Value	Forward Curve Range
	(Millions)
Assets
NGLs	$140	$0.27-$2.11	Per gallon